Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Purchase of aggregate shares	14,750,000	14,750,000
Federal Depository Insurance Coverage	$ 250,000	$ 250,000
Derivative liabilities due		12 months